Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 75,246	$ 69,865
Securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	75,297	70,231
Gross unrealized gains	484	307
Gross unrealized (losses)	(741)	(1,094)
Fair value	75,040	69,444
Securities [member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	71,602	66,474
Gross unrealized gains	227	211
Gross unrealized (losses)	(485)	(754)
Fair value	71,344	65,931
Securities [member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	58,956	53,382
Gross unrealized gains	167	168
Gross unrealized (losses)	(412)	(623)
Fair value	58,711	52,927
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	18,693	18,335
Gross unrealized gains	39	45
Gross unrealized (losses)	(125)	(170)
Fair value	18,607	18,210
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	20,540	19,953
Gross unrealized gains	95	105
Gross unrealized (losses)	(49)	(118)
Fair value	20,586	19,940
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	15,791	11,260
Gross unrealized gains	30	17
Gross unrealized (losses)	(197)	(275)
Fair value	15,624	11,002
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,698	1,521
Gross unrealized gains	2	1
Gross unrealized (losses)	(17)	(24)
Fair value	1,683	1,498
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,234	2,313
Gross unrealized gains	1	0
Gross unrealized (losses)	(24)	(36)
Fair value	2,211	2,277
Securities [member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	12,646	13,092
Gross unrealized gains	60	43
Gross unrealized (losses)	(73)	(131)
Fair value	12,633	13,004
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,473	4,146
Gross unrealized gains	1	0
Gross unrealized (losses)	(16)	(32)
Fair value	3,458	4,114
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	9,173	8,946
Gross unrealized gains	59	43
Gross unrealized (losses)	(57)	(99)
Fair value	9,175	8,890
Securities [member] | Equity securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,695	3,757
Gross unrealized gains	257	96
Gross unrealized (losses)	(256)	(340)
Fair value	3,696	3,513
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,075	3,191
Gross unrealized gains	237	95
Gross unrealized (losses)	(88)	(116)
Fair value	3,224	3,170
Securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	620	566
Gross unrealized gains	20	1
Gross unrealized (losses)	(168)	(224)
Fair value	$ 472	$ 343